Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2013	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 23, 2015
Convertible Preferred Stock Warrants [Line Items]
Convertible preferred stock warrant liability	$ 158	$ 158			$ 93		$ 93
Change in the fair value of the warrant						$ 51	45	$ 20
Estimated fair value of the warrants issued to placement agents	$ 316				$ 316		$ 316
Insiders
Convertible Preferred Stock Warrants [Line Items]
Common stock issued as warrants			198,760	198,760
Common stock issued as warrants, exercise per share			$ 5.00	$ 5.00
Common stock warrants, expiry term			5 years	5 years
Hercules Term Loan | Series C Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Vested and exercisable warrant to purchase	128,231	128,231			128,231		128,231		128,231